Net intangible assets and goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Net intangible assets and goodwill
Net intangible assets and goodwill

Net intangible assets and goodwill consist of the following at year-end:

	2018	2017
Net intangible assets (i)
Computer software cost	$69,700	$72,717
Initial franchise fees	14,614	15,572
Reacquired franchised rights	12,511	13,667
Letter of credit fees	940	940
Others	1,000	1,000
Total cost	98,765	103,896
Total accumulated amortization	(63,683)	(63,245)
Subtotal	35,082	40,651

Goodwill (ii)	2018	2017
Brazil	4,280	5,013
Chile	1,073	1,209
Ecuador	273	273
Argentina	226	350
Colombia	87	59
Peru	—	174
Subtotal	5,939	7,078
	$41,021	$47,729

(i)
Total amortization expense for fiscal years 2018, 2017 and 2016 amounted to $11,310, $10,297 and $8,976, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $14,557 for 2019, $10,395 for 2020; $3,428 for 2021; $1,232 for 2022; $1,154 for 2023; and thereafter $4,316.

(ii)	Related to the acquisition of franchised restaurants (Brazil, Chile, Argentina, Colombia and Peru) and non-controlling interests in subsidiaries (Ecuador and Chile).